FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                     DREYFUS ASSET ALLOCATION FUND, INC.
                          Supplement to Prospectus
                           Dated August 21, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 550s040997BNK